Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2018
Entity Registrant Name	dei_EntityRegistrantName	PROSPECTOR FUNDS, INC.
Entity Central Index Key	dei_EntityCentralIndexKey	0001402472
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 10, 2019
Document Effective Date	dei_DocumentEffectiveDate	Sep. 10, 2019
Prospectus Date	rr_ProspectusDate	Apr. 30, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PROSPECTOR FUNDS, INC.
Prospector Capital Appreciation Fund
Prospector Opportunity Fund

Supplement dated September 10, 2019
to
Prospectus dated April 30, 2019

On September 5, 2019, the Board of Directors (the “Board”) of Prospector Funds, Inc. (the “Company”) approved an amendment to the Investment Advisory Agreement between the Company on behalf of Prospector Capital Appreciation Fund and Prospector Opportunity Fund (each a “Fund”), and Prospector Asset Management, LLC, the investment adviser to the Funds (the “Adviser”), pursuant to which the Adviser has agreed to reduce each Fund’s contractual management fee from 1.10% of the Fund’s average daily net assets to 1.00% of the Fund’s average daily net assets, effective September 19, 2019.  The Board also approved an amended and restated fee waiver and expense limitation agreement between the Company on behalf of the Funds, and the Adviser, pursuant to which the Adviser has agreed to reduce each Fund’s operating expense limit from 1.30% of the Fund’s average daily net assets to 1.25% of the Fund’s average daily net assets, effective September 19, 2019.

Accordingly, effective September 19, 2019, the disclosure in the Prospectus is hereby revised to reflect the management fee and operating expense limit reductions as follows:

Supplement Closing [Text Block]	ck0001402472_SupplementClosingTextBlock	This Supplement should be read in conjunction with the Prospectus for the Funds. You should retain this Supplement with your Prospectus for future reference.
Prospector Capital Appreciation Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Prospector Capital Appreciation Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following replaces the Annual Fund Operating Expenses table for Prospector Capital Appreciation Fund under "Summary Section - Capital Appreciation Fund - Fees and Expenses of the Fund":
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	9/30/2020
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses (“AFFE”) are indirect fees and expenses the Fund incurs from investing in the shares of other mutual funds. The fees represent the Fund’s pro rata portion of the cumulative expenses charged by the Acquired Funds and are not direct costs paid by Fund shareholders. The Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets: Before Expense Reimbursement in the Financial Highlights of 1.87%, which reflects the operating expenses of the Fund and does not include AFFE.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following replaces the Example table for Prospector Capital Appreciation Fund under "Summary Section - Capital Appreciation Fund - Fees and Expenses of the Fund":
Prospector Capital Appreciation Fund | No Classes
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PCAFX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.82%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.88%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.62%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.26%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	531
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	959
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,150
Prospector Opportunity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Prospector Opportunity Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following replaces the Annual Fund Operating Expenses table for Prospector Opportunity Fund under "Summary Section - Opportunity Fund - Fees and Expenses of the Fund":
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	9/30/2020
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses (“AFFE”) are indirect fees and expenses the Fund incurs from investing in the shares of other mutual funds. The fees represent the Fund’s pro rata portion of the cumulative expenses charged by the Acquired Funds and are not direct costs paid by Fund shareholders. The Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets: Before Expense Reimbursement in the Financial Highlights of 1.43%, which reflects the operating expenses of the Fund and does not include AFFE.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following replaces the Example table for Prospector Opportunity Fund under "Summary Section - Opportunity Fund - Fees and Expenses of the Fund":
Prospector Opportunity Fund | No Classes
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	POPFX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%	[4]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.07%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.36%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[5]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.44%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.26%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	438
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	770
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,709

[1]	Management fees have been restated to reflect a decrease in the Fund’s contractual management fee from 1.10% of the Fund’s average daily net assets to 1.00% of the Fund’s average daily net assets, effective September 19, 2019.
[2]	Acquired Fund Fees and Expenses (“AFFE”) are indirect fees and expenses the Fund incurs from investing in the shares of other mutual funds. The fees represent the Fund’s pro rata portion of the cumulative expenses charged by the Acquired Funds and are not direct costs paid by Fund shareholders. The Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets: Before Expense Reimbursement in the Financial Highlights of 1.87%, which reflects the operating expenses of the Fund and does not include AFFE.
[3]	Prospector Partners Asset Management LLC (the “Investment Manager”) has contractually agreed to waive a portion of its fees and/or pay Fund expenses (excluding interest, AFFE, brokerage commissions and extraordinary expenses) in order to limit the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement for the Fund to 1.25% of its average daily net assets (the “Expense Cap”) through at least September 30, 2020. The Expense Cap may only be terminated or revised by the Board of Directors. The Investment Manager is permitted to recoup fee waivers and/or expense payments made in the prior three fiscal years from the date the fees were waived and/or Fund expenses were paid. This reimbursement may be requested by the Investment Manager if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the recoupment) does not exceed the Expense Cap at the time such reimbursement or waiver was made. For more information on the Expense Cap, see “Understanding Expenses.”
[4]	Management fees have been restated to reflect a decrease in the Fund’s contractual management fee from 1.10% of the Fund’s average daily net assets to 1.00% of the Fund’s average daily net assets, effective September 19, 2019.
[5]	Acquired Fund Fees and Expenses (“AFFE”) are indirect fees and expenses the Fund incurs from investing in the shares of other mutual funds. The fees represent the Fund’s pro rata portion of the cumulative expenses charged by the Acquired Funds and are not direct costs paid by Fund shareholders. The Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets: Before Expense Reimbursement in the Financial Highlights of 1.43%, which reflects the operating expenses of the Fund and does not include AFFE.
[6]	The Investment Manager has contractually agreed to waive a portion of its fees and/or pay Fund expenses (excluding interest, AFFE, brokerage commissions and extraordinary expenses) in order to limit the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement for the Opportunity Fund to 1.25% of its average daily net assets (the “Expense Cap”) through at least September 30, 2020. The Expense Cap may only be terminated or revised by the Board of Directors. The Investment Manager is permitted to recoup fee waivers and/or expense payments made in the prior three fiscal years from the date the fees were waived and/or Fund expenses were paid. This reimbursement may be requested by the Investment Manager if the aggregate amount actually paid by the Opportunity Fund toward operating expenses for such fiscal year (taking into account the recoupment) does not exceed the Expense Cap. For more information on the Expense Cap, see “Understanding Expenses.”